Derivatives and Hedging - Summary of Fair Value Amounts of Derivative Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Derivative [Line Items]
Current Asset	$ 175,284	$ 14,127
Long-Term Asset	190,430	379,080
Current Liability	(181,858)	(51,464)
Long-Term Liability	(191,879)	(393,455)
Derivative instruments designated as hedges
Derivative [Line Items]
Current Asset	1,971	0
Long-Term Asset	0	5,042
Current Liability	0	0
Long-Term Liability	(628)	(17,409)
Derivative instruments designated as hedges | Interest rate contracts | Cash Flow Hedge
Derivative [Line Items]
Current Liability	0	0
Long-Term Liability	(628)	(17,409)
Derivative instruments designated as hedges | Interest rate contracts | Fair Value Hedge
Derivative [Line Items]
Current Asset	1,971	0
Long-Term Asset	0	5,042
Current Liability	0	0
Long-Term Liability	0	0
Undesignated derivative instruments
Derivative [Line Items]
Current Asset	173,313	14,127
Long-Term Asset	190,430	374,038
Current Liability	(181,858)	(51,464)
Long-Term Liability	(191,251)	(376,046)
Undesignated derivative instruments | Equity options
Derivative [Line Items]
Current Asset	162,141	2,415
Long-Term Asset	190,430	374,038
Current Liability	(162,608)	(5,966)
Long-Term Liability	(191,251)	(376,046)
Undesignated derivative instruments | Foreign exchange forwards and options
Derivative [Line Items]
Current Asset	11,172	11,712
Long-Term Asset	0	0
Current Liability	(19,250)	(45,498)
Long-Term Liability	$ 0	$ 0